Income Taxes - Narrative (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Income Tax Disclosure [Abstract]
Current Income Tax Expense (Benefit)	$ 7.0	$ 2.0